Capital Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Capital Risk Management
Schedule of the total indebtedness to total assets ratio

	As of December 31,
	2016	2017
Derivative financial instruments—current asset	—	(577)
Derivative financial instruments—non-current asset	(6,008)	(6,038)
Borrowings—current liability	73,922	103,829
Derivative financial instruments—current liability	1,836	269
Borrowings—non-current liability	1,170,844	1,051,767

Total indebtedness	1,240,594	1,149,250

Total assets	2,092,788	2,110,390
Total indebtedness/total assets	59.3%	54.5%